Property and Equipment and Goodwill by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment	$ 976,858	$ 1,026,860	$ 1,133,499
Goodwill	424,671	433,811	448,121	425,514
CANADA
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		62,425	91,779
Goodwill		10,857	11,149
UNITED KINGDOM
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		60,323	75,879
Goodwill		87,800	93,087
NORWAY
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		525,470	532,338
Goodwill		39,716	43,526
Africa
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		55,247	95,138
Goodwill		9,794	10,470
AUSTRALIA
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		111,920	97,954
Goodwill		19,523	20,425
DENMARK
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		685	744
Goodwill		1,076	1,199
NETHERLANDS
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		9,450	19,466
Goodwill		36,179	40,446
Asia
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		43,084	46,035
Goodwill		16,100	16,100
Other European countries
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		58,852	58,686
Goodwill		7,045	7,873
Other Countries
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		99,404	115,480
Goodwill		$ 205,721	$ 203,846